                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-58234


                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

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                            VARIABLE SEPARATE ACCOUNT
                         SUPPLEMENT TO THE PROSPECTUSES

             POLARIS PLATINUM II VARIABLE ANNUITY DATED MAY 1, 2007
          POLARIS II PLATINUM SERIES VARIABLE ANNUITY DATED MAY 1, 2007
              POLARIS CHOICE III VARIABLE ANNUITY DATED MAY 1, 2007
          POLARIS PREFERRED SOLUTION VARIABLE ANNUITY DATED MAY 1, 2007

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                         VARIABLE ANNUITY ACCOUNT SEVEN
                          SUPPLEMENT TO THE PROSPECTUS

    POLARIS II A-CLASS PLATINUM SERIES VARIABLE ANNUITY DATED JULY 30, 2007

--------------------------------------------------------------------------------

THE FOLLOWING VARIABLE PORTFOLIOS AND MANAGERS ARE ADDED TO THE COVER PAGE OF THE PROSPECTUS:

VARIABLE PORTFOLIOS:                                        MANAGED BY:
Franklin Income Securities Fund                             Franklin Advisers, Inc.
Franklin Templeton VIP Founding Funds Allocation Fund       Franklin Templeton Services, LLC*

* Franklin Templeton Services, LLC is the administrator of this fund of funds.

THE FOLLOWING ADVISER AND VARIABLE PORTFOLIOS ARE ADDED TO THE INVESTMENT OPTIONS SECTION OF THE PROSPECTUS:

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST ("FTVIPT") -- CLASS 2

Franklin Advisers, Inc. is the investment adviser to Franklin Income Securities Fund. Franklin Templeton VIP Founding Funds Allocation Funds ("VIP Founding Funds") is structured as a fund-of-funds and is administered by Franklin Templeton Services, LLC; each underlying fund of the VIP Founding Funds has its own investment advisor. Please see the VIP Founding Funds prospectus for details.

VARIABLE PORTFOLIOS                                         MANAGED BY:                            TRUST         ASSET CLASS
Franklin Income Securities Fund                             Franklin Advisers, Inc.                FTVIPT        BALANCED
Franklin Templeton VIP Founding Funds Allocation Fund       Franklin Templeton Services, LLC*      FTVIPT        BALANCED

*Franklin Templeton Services, LLC is the administrator of this fund of funds.



Dated: February 13, 2008


                Please keep this Supplement with your Prospectus